EARNINGS PER SHARE - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Net income attributable to equity holders of the Company, basic	$ 164.6	$ 134.6
Net income attributable to equity holders of the Company, diluted	$ 164.6	$ 134.6
Basic weighted-average number of ordinary shares (in shares)	564,902,329	553,986,158
Diluted weighted-average number of ordinary shares (in shares)	572,238,255	557,567,556
Basic earnings per share (in USD per share)	$ 0.29	$ 0.24
Diluted earnings per share (in USD per share)	$ 0.29	$ 0.24